SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Foreign Currency Translation [Table Text Block]

The exchange rates used to translate amounts in RMB and HK$ into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:

	2012	2011	2010

Balance sheet items, except for equity accounts	RMB6.2301=$1	RMB6.2939=$1	RMB6.600=$1
	HKD7.7507=$1	HKD7.7663=$1	HKD7.7810=$1

Items in statements of income and cash flows	RMB6.2990=$1	RMB6.4475=$1	RMB6.7137=$1
	HKD7.7591=$1	HKD7.7793=$1	HKD7.7700=$1

Consolidated Balance Sheet Classification [Table Text Block]

The following table presents the carrying amounts and classifications of consolidated assets that are collateral for consolidated VIE obligations:

	December 31,
	2012	2011
Assets
Current assets
Cash	$2,909,061	$4,342,750
Restricted cash	3,207,813	1,588,840
Accounts receivable	17,832,844	16,440,294
Inventories	13,199,221	12,114,595
Other current assets	8,644,039	4,414,947
Due from related companies	3,463,543	1,285,791
Fixed assets and intangible assets, net	13,948,759	9,693,607
Total assets of consolidated VIEs	$63,205,280	$49,880,824

The following table presents the carrying amounts and classification of the third-party liabilities of the consolidated VIEs;

Liabilities
Current liabilities
Bank loans	$9,712,118	$8,918,440
Accounts payable	10,485,324	4,678,341
Other liabilities	5,507,063	961,782
Total liabilities of consolidated VIEs	$25,704,505	$14,558,563

Estimated Useful Life Of Assets [Table Text Block]	The estimated useful lives of the assets are as follows:
Estimated Life
Buildings	10 - 20
Plant equipment	5 - 10
Office equipment	3 - 5
Motor vehicles	3 - 4

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of basic and diluted net income per ordinary share:

	For the Year Ended December 31,
	2012	2011	2010

Net income attributable to TODA’s stockholders	$4,505,510	$9,948,651	$10,622,027
Weighted average outstanding shares of ordinary stock	27,780,000	23,731,700	16,419,955
Dilutive effect of convertible preference stock	-	3,865,256	10,457,195
Dilutive weighted average outstanding shares	27,780,000	27,596,956	26,877,150

Earnings per ordinary share:
Basic	$0.16	$0.42	$0.65
Diluted	$0.16	$0.36	$0.39